Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Abstract]
Summary of Assets and Liabilities Related to Operations

12.31.2019
ThUS$

Property, plant and equipment	11,326

TOTAL NON-CURRENT ASSETS	11,326

Other non-current non-financial liabilities	3,791

TOTAL NON-CURRENT LIABILITIES	3,791